Intangible Assets and Goodwill, Net - Summary of intangible assets and goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	$ 43,328,954	$ 43,063,516
Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067	$ 15,166,067
Goodwill
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,113,626	14,113,626	14,112,626
Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	13,873,817	13,304,414
Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	228,510	321,520
Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	221,402	332,103
Intangible Assets with Finite Useful Lives | Licenses
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	4,015,219	3,130,935
Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	2,150,433	2,677,172
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,821,828	5,978,437
Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	1,436,425	864,247
Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	29,455,137	29,759,102
Intangible Assets with Indefinite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	175,444	479,409
Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,113,626	14,113,626
Cost
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	62,798,367	60,148,559
Cost | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	33,343,230	30,389,457	20,060,047
Cost | Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	2,127,697	1,891,306	1,891,306
Cost | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	553,505	553,505	553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	10,858,388	9,065,582	7,470,669
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	8,782,852	8,785,423
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,821,828	5,993,891	244,692
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	5,198,960	4,099,750	3,696,000
Cost | Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	29,455,137	29,759,102	29,893,840
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	175,444	479,409	615,147
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	15,166,067	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	14,113,626	14,113,626	14,112,626
Accumulated Amortisation
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(19,469,413)	(17,085,043)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(19,469,413)	(17,085,043)	(14,067,453)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(1,899,187)	(1,569,786)	(1,096,959)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(332,103)	(221,402)	(110,701)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Licenses
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(6,843,169)	(5,934,647)	(4,672,961)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	(6,632,419)	(6,108,251)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Summary of intangible assets and goodwill
Intangible assets and goodwill, net		(15,454)	(7,703)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets and goodwill, net	$ (3,762,535)	$ (3,235,503)	$ (2,774,407)